COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Annual License Maintenance Fee Commitments
Annual license maintenance obligations extend through the life of the patents. The following table reflects the Company’s annual license maintenance fee commitments:

Year Ending September 30,
2014	$35,000
2015	45,000
2016	50,000
2017	50,000
$180,000

Schedule of Future Minimum Leases Payments
The following table reflects the Company’s future minimum lease payments due under this noncancelable lease agreement as of September 30, 2013:

Year Ending September 30,
2014	$60,372
2015	30,186
$90,558